   AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 27, 2007

                                                              File No. 033-45671
                                                              File No. 811-06557


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                   [ ]
                         POST-EFFECTIVE AMENDMENT NO. 68         [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940               [ ]
                                AMENDMENT NO. 70                 [X]

                                STI CLASSIC FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code: 1-888-784-3863

                                Cynthia Surprise
                          100 Summer Street, Suite 1500
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                   Copies to:
      Richard W. Grant, Esquire              W. John McGuire, Esquire
      Morgan, Lewis & Bockius LLP            Morgan, Lewis & Bockius LLP
      One Oxford Centre                      1111 Pennsylvania Avenue, NW
      Pittsburgh, PA  15219-6401             Washington, DC  20004

     It is proposed that this filing become effective (check appropriate box):

              [ ] Immediately upon filing pursuant to paragraph (b)
              [X] On August 1, 2007  pursuant to paragraph  (b)
              [ ] 60 days after filing pursuant to paragraph (a)(1)
              [ ] On [date]  pursuant to  paragraph  (a)(1)
              [ ] 75 days after  filing  pursuant  to  paragraph  (a)(2)
              [ ] On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[X] this post-effective amendment designates a new effective date for a previously filed post- effective amendment.


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This Post-Effective Amendment No. 68 to the Registration Statement of STI
Classic Funds is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 67 which was filed pursuant to Rule 485(a) on May 30, 2007.

Part A INFORMATION REQUIRED IN PROSPECTUS
The Prospectus is incorporated herein by reference to Post-Effective Amendment No. 67.

Part B INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION The Statement of Information is incorporated herein by reference to Post-Effective Amendment No. 67.

Part C OTHER INFORMATION
Part C is incorporated herein by reference to Post-Effective Amendment No. 67.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the STI Classic Funds (the "Registrant") certifies that it meets the requirement for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 68 to the Registrant's Registration Statement (the "Amendment") to be signed on its behalf by the undersigned, duly authorized, in the City of Atlanta, State of Georgia on the 27th day of July, 2007.


                                       STI Classic Funds


                                       By:/s/ Julia R. Short
                                          --------------------
                                          Julia R. Short
                                          President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacity and as of the dates indicated.


Jeffrey M. Biggar*                  Trustee                        July 27, 2007

F. Wendell Gooch*                   Trustee                        July 27, 2007

James O. Robbins*                   Trustee                        July 27, 2007

Clarence H. Ridley*                 Trustee                        July 27, 2007

Warren Y. Jobe*                     Trustee                        July 27, 2007

Charles D. Winslow*                 Trustee                        July 27, 2007

Sidney E. Harris*                   Trustee                        July 27, 2007

Connie D. McDaniel*                 Trustee                        July 27, 2007


/s/ Julia R. Short                  President and                  July 27, 2007
Julia R. Short                      Chief Executive Officer


/s/ Martin R. Dean                  Treasurer and                  July 27, 2007
Martin R. Dean                      Chief Financial Officer



* By: /s/ Cynthia Surprise
      Cynthia Surprise, pursuant to the power of attorney filed herewith


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                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of STI Classic Funds and STI Classic Variable Trust (each, a "Trust"), business trusts organized under the laws of the Commonwealth of Massachusetts, hereby constitutes and appoints Jennifer English and Cynthia Surprise, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the 21st day of February 2007.



/s/ F. Wendell Gooch                       /s/Sidney E. Harris
------------------------------------       -------------------------------------
F. Wendell Gooch, Trustee                  Sidney E. Harris, Trustee


/s/ Warren Y. Jobe                         /s/ Connie D. McDaniel
------------------------------------       -------------------------------------
Warren Y. Jobe, Trustee                    Connie D. McDaniel, Trustee


/s/ Clarence H. Ridley                     /s/ James O. Robbins
------------------------------------       -------------------------------------
Clarence H. Ridley, Trustee                James O. Robbins, Trustee


/s/ Charles D. Winslow                     /s/ Jeffrey M. Biggar
------------------------------------       -------------------------------------
Charles D. Winslow, Trustee                Jeffrey M. Biggar